Eaton Vance

Atlanta Capital Select Equity Fund

June 30, 2021

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 98.6%

Security	Shares	Value
Banks — 3.5%
U.S. Bancorp	642,068	$36,578,614

		$36,578,614

Beverages — 3.0%
Diageo PLC ADR(1)	162,440	$31,138,124

		$31,138,124

Chemicals — 3.1%
Sherwin-Williams Co. (The)	118,263	$32,220,754

		$32,220,754

Construction Materials — 2.7%
Martin Marietta Materials, Inc.	80,015	$28,150,077

		$28,150,077

Containers & Packaging — 1.5%
Ball Corp.	201,207	$16,301,791

		$16,301,791

Electrical Equipment — 2.0%
AMETEK, Inc.	159,612	$21,308,202

		$21,308,202

Electronic Equipment, Instruments & Components — 5.1%
CDW Corp.	303,513	$53,008,545

		$53,008,545

Food Products — 1.5%
Nestle S.A. ADR(1)	126,951	$15,835,868

		$15,835,868

Health Care Equipment & Supplies — 16.1%
Cooper Cos., Inc. (The)	108,065	$42,822,918
Danaher Corp.	86,748	23,279,693
DENTSPLY SIRONA, Inc.	399,798	25,291,221
STERIS PLC	156,915	32,371,564
Teleflex, Inc.	109,883	44,149,891

		$167,915,287

Hotels, Restaurants & Leisure — 2.8%
Aramark	793,554	$29,559,887

		$29,559,887

Security	Shares	Value
Insurance — 11.5%
Markel Corp.(2)	37,401	$44,384,141
White Mountains Insurance Group, Ltd.	65,919	75,676,989

		$120,061,130

Interactive Media & Services — 5.0%
Alphabet, Inc., Class C(2)	20,739	$51,978,570

		$51,978,570

IT Services — 19.6%
Fiserv, Inc.(2)	512,911	$54,825,057
Gartner, Inc.(2)	137,287	33,250,912
Global Payments, Inc.	235,789	44,219,869
GoDaddy, Inc., Class A(2)	452,517	39,350,878
Visa, Inc., Class A	142,922	33,418,022

		$205,064,738

Life Sciences Tools & Services — 2.5%
Thermo Fisher Scientific, Inc.	51,636	$26,048,813

		$26,048,813

Professional Services — 4.5%
TransUnion	258,048	$28,336,251
Verisk Analytics, Inc.	106,413	18,592,479

		$46,928,730

Software — 1.6%
Autodesk, Inc.(2)	57,135	$16,677,707

		$16,677,707

Specialty Retail — 12.6%
O’Reilly Automotive, Inc.(2)	60,504	$34,257,970
Ross Stores, Inc.	293,218	36,359,032
TJX Cos., Inc. (The)	915,213	61,703,660

		$132,320,662

Total Common Stocks (identified cost $650,469,712)		$1,031,097,499

Short-Term Investments — 1.3%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 0.05%(3)	13,211,468	$13,211,468

Total Short-Term Investments (identified cost $13,211,468)		$13,211,468

Total Investments — 99.9% (identified cost $663,681,180)		$1,044,308,967

Other Assets, Less Liabilities — 0.1%		$1,003,693

Net Assets — 100.0%		$1,045,312,660

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)

All or a portion of this security was on loan at June 30, 2021. The aggregate market value of securities on loan at June 30, 2021 was $15,134,343 and the total market value of the collateral received by the Fund was $15,681,403, comprised of U.S. government and/or agencies securities.

(2)	Non-income producing security.

(3)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of June 30, 2021.

Abbreviations:

ADR	-	American Depositary Receipt

The Fund did not have any open derivative instruments at June 30, 2021.

At June 30, 2021, the value of the Fund’s investment in affiliated funds was $13,211,468, which represents 1.3% of the Fund’s net assets. Transactions in affiliated funds by the Fund for the fiscal year to date ended June 30, 2021 were as follows:

Name of affiliated fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period
Short-Term Investments
Eaton Vance Cash Reserves Fund, LLC	$23,292,874	$152,338,190	$(162,418,618)	$(978)	$—	$13,211,468	$13,408	13,211,468

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2021, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1		Level 2	Level 3	Total
Common Stocks	$1,031,097,499	*	$—	$—	$1,031,097,499
Short-Term Investments	—		13,211,468	—	13,211,468
Total Investments	$1,031,097,499		$13,211,468	$—	$1,044,308,967

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

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